Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 16,529,251	$ 16,766,449
Accounts receivable – related parties	1,914,380	498,125
Less: allowance for doubtful accounts	(2,910,554)	(2,764,735)
Accounts receivable, net	$ 15,533,077	$ 14,499,839